PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2012	2013
Buildings	$73,261	$75,392
Vehicles	2,655	2,912
Fixtures and equipment	215,450	243,921
Building improvements	72,202	92,476

Total	363,568	414,701
Less: Accumulated depreciation	(140,402)	(183,380)

Subtotal	223,166	231,321
Construction in progress	41,215	47,933

Property, plant and equipment, net	$264,381	$279,254